Supplemental Guarantor Information Narrative (Details) CAD in Millions	Sep. 18, 2015 CAD	May 03, 2012 USD ($)	Sep. 22, 2005 CAD	Sep. 22, 2005 USD ($)
CAD 900 million 5.0% notes due 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | CAD			CAD 900
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,900,000,000
Senior Notes [Member] | $300 million 2.0% notes due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 300,000,000
Note, stated interest rate, percentage (as a percent)		2.00%
Senior Notes [Member] | $500 million 3.5% notes due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500,000,000
Note, stated interest rate, percentage (as a percent)		3.50%
Senior Notes [Member] | $1.1 billion 5.0% notes due 2042 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,100,000,000
Note, stated interest rate, percentage (as a percent)		5.00%
Senior Notes [Member] | CAD 900 million 5.0% notes due 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | CAD			CAD 900
Note, stated interest rate, percentage (as a percent)			5.00%	5.00%
Senior Notes [Member] | CAD 500 million 2.75% Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | CAD	CAD 500
Note, stated interest rate, percentage (as a percent)	2.75%
Senior Notes [Member] | CAD 400 million 2.25% Notes Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | CAD	CAD 400
Note, stated interest rate, percentage (as a percent)	2.25%
2005 Issuers and 2010 Issuer | Senior Notes 4.85% and 5% due 2010 and 2015
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,100,000,000.0
2005 Issuers and 2010 Issuer | $300 million 4.85% Senior Notes due 2010
Debt Instrument [Line Items]
Debt instrument, face amount				$ 300,000,000
Note, stated interest rate, percentage (as a percent)			4.85%	4.85%
2005 Issuers and 2010 Issuer | CAD 900 million 5.0% notes due 2015 [Member]
Debt Instrument [Line Items]
Note, stated interest rate, percentage (as a percent)			5.00%	5.00%